INVESTMENTS IN AN ASSOCIATE (Details Narrative) ¥ in Thousands			12 Months Ended
	Sep. 10, 2025 JPY (¥) shares	Apr. 11, 2024 JPY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Aug. 27, 2025 shares	Apr. 30, 2025 shares
IfrsStatementLineItems [Line Items]
Gain on disposal						¥ 94,000
Number of shares issued | shares								1,000,000
Representing held of independent shares percentage	20.00%
Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares							1,067,500
Sbi music circus co. [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate		60.00%
Consideration transferred, acquisition-date fair value		¥ 100,000
Net assets value		¥ 10,000
Gain on disposal				¥ 386,000		¥ 94,000
Sbi music circus co. [member] | Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage			20.00%	20.00%	40.00%
Number of shares issued | shares	200
Consideration	¥ 400,000